Goodwill - Additional Information (Details) Patient in Millions				12 Months Ended
	Jul. 27, 2017 USD ($)	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Patient Site	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 769,058,000	$ 756,260,000			$ 616,088,000
Mapi Development SAS
Business Acquisition [Line Items]
Goodwill				130,300,000
Mapi Group
Business Acquisition [Line Items]
Goodwill	$ 130,270,000
Consideration transferred	145,776,000
Working capital adjustment	$ 1,645,000
ICON Government & Public Health Solutions
Business Acquisition [Line Items]
Goodwill		$ 35,969,000
Consideration transferred		58,396,000
Net cash outflows		52,400,000
Other liabilities assumed		9,200,000
Maximum additional consideration that might be payable		$ 12,000,000.0
Assessment of valuation of contingent consideration at acquisition						$ 0	$ 6,000,000
PMG
Business Acquisition [Line Items]
Consideration transferred			$ 65,400,000
Other liabilities assumed			$ 10,100,000
Number of clinical research sites acquired | Site			52
Number of active patients via electronic medical records acquired (in excess of) | Patient			2
Selling, general and administrative | ICON Government & Public Health Solutions
Business Acquisition [Line Items]
Decrease in amount of contingent consideration, liability				$ 6,000,000